Note 10 - Related Party Transactions (Details) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Sep. 23, 2014	Oct. 04, 2007	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	11,305,567
Stellartech Research Corporation [Member]
Note 10 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		300,000
Related Party Transaction, Amounts of Transaction			$ 129,000	$ 0	$ 484,000	$ 33,000